Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income from continuing operations	$ 80,979	$ 90,811	$ 53,432
Income from continuing operations attributable to holders of ordinary shares-basic	80,979	90,811	53,432
Loss from discontinued operations-net of tax			(558)
Income attributable to holders of ordinary shares-basic	80,979	90,811	52,874
Income attributable to holders of ordinary shares-diluted	$ 80,979	$ 90,811	$ 52,874
Weighted-average ordinary shares outstanding used in computing basic earnings per share	567,076,049	556,338,146	543,891,797
Plus: Shares from convertible notes, if converted	22,771,002	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	13,670,825	18,413,425	22,574,877
Shares used in calculating diluted earnings per share	603,517,876	597,522,573	589,237,676
Basic earnings per share from continuing operations	$ 0.14	$ 0.16	$ 0.10
Diluted earnings per share from continuing operations	$ 0.13	$ 0.15	$ 0.09
Basic loss per share from discontinued operations			$ 0.00
Diluted loss per share from discontinued operations			$ 0.00
Basic earnings per share	$ 0.14	$ 0.16	$ 0.10
Diluted earnings per share	$ 0.13	$ 0.15	$ 0.09